INCOME TAXES - Summary of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 643	$ 763	$ 801	$ 870
Portion that, if recognized, would reduce tax expense and effective tax rate	251	411	430
Accrued interest on unrecognized tax benefits	151	151	150
Accrued penalties on unrecognized tax benefits	92	109	127
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months	42	105	82
Portion of amount reasonably possible to change in 12 months that, if recognized, would reduce tax expense and effective tax rate	$ 31	$ 39	$ 33